Average Annual Total Returns - ClearBridge Tactical Dividend Income Fund	Mar. 01, 2021
Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.56%)	[1]
5 Years	9.25%	[1]
10 Years	11.00%	[1]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.19%)	[2]
5 Years	5.93%	[2]
10 Years	7.57%	[2]
Class A
Average Annual Return:
1 Year	(5.44%)
5 Years	6.72%
10 Years	5.86%
Class A | Return after taxes on distributions
Average Annual Return:
1 Year	(5.85%)
5 Years	5.98%
10 Years	4.82%
Class A | Return after taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	(3.06%)
5 Years	5.02%
10 Years	4.24%
Class C
Average Annual Return:
1 Year	(1.38%)
5 Years	7.19%
10 Years	5.71%
Class I
Average Annual Return:
1 Year	0.55%
5 Years	8.27%
10 Years	6.77%
Class A2
Average Annual Return:
1 Year	(5.60%)
5 Years	6.59%
10 Years		[3]
Since Inception	4.63%
Inception Date	Jun. 03, 2013
Class IS
Average Annual Return:
1 Year	0.63%
5 Years	8.28%
10 Years		[3]
Since Inception	5.41%
Inception Date	May 22, 2013

[1]

For Class A2 and Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Dow Jones U.S. Select Dividend Index was 9.52% and 9.17%, respectively.

[2]	For Class A2 and Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Composite Benchmark was 5.44% and 5.04%, respectively.
[3]	N/A